Financial Assets And Financial Liabilities - (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Current and non-current financial assets
A.	Current and non-current financial assets

	31 December 2021		31 December 2020
(In Euros)	Non-current	Current	Non-current	Current

Customer sales and services	—	22,527,376	—	7,872,189
Other receivables	—	6,922	—	516,834
Loans to employees	—	2,222	—	119,538
Loans granted to Joint Venture	—	685,048	—	—
Receivables from Joint Venture	—	535,268	—	475,565

Trade and other financial receivables	—	23,756,836	—	8,984,126
Loans granted to Joint Venture	565,873	—	474,174	—
Guarantee deposit	733,446	—	390,598	—

Non-current financial assets	1,299,319	—	864,772	—
Guarantee deposit	—	482,113	—	118,945
Financial investments	—	57,191,545	—	239,379

Other current financial assets	—	57,673,658	—	358,324

Cash and cash equivalents	—	113,865,299	—	22,338,021

Total	1,299,319	195,295,793	864,772	31,680,471

Summary of Expected credit loss assessment for corporate customers
B.	Expected credit loss assessment for corporate customers at 31 December 2021, 2020 and 2019.

	31 December 2021
(In Euros)	Weighted-average loss rate	Gross carrying amount	Loss allowance

Key account	3.38%	14,189,513	479,911
Mid Market	2.98%	4,519,084	134,513
Other	1.02%	3,818,779	38,865

		22,527,376	653,289

	31 December 2020
(In Euros)	Weighted-average loss rate	Gross carrying amount	Loss allowance

Key account	0.25%	1,772,617	4,371
Mid Market	1.75%	3,201,190	56,133
Other	3.95%	2,898,382	114,087

		7,872,189	174,591

	31 December 2019
(In Euros)	Weighted-average loss rate	Gross carrying amount	Loss allowance
Key account	0.25%	1,509,392	3,722
Mid Market	1.75%	1,396,951	24,496
Other	1.65%	753,629	12,697

		3,659,972	40,915

Summary of Financial assets by class and category
C.	Financial assets by class and category

	31 December 2021
(In Euros)	Financial assets measured at amortized cost	Financial assets measured at FVTPL	Financial assets measured at FVTOCI	Total

Customer sales and services	22,527,376	—	—	22,527,376
Other receivables	6,922	—	—	6,922
Loans to employees	2,222	—	—	2,222
Loans granted to Joint Venture	685,048	—	—	685,048
Receivables from Joint Venture	535,268	—	—	535,268

Trade and other financial receivables	23,756,836	—	—	23,756,836

Loans granted to Joint Venture	565,873	—	—	565,873
Guarantee deposit	733,446	—	—	733,446

Non-current financial assets	1,299,319	—	—	1,299,319

Guarantee deposit	482,113	—	—	482,113
Financial investments	129,861	56,851,733	209,951	57,191,545

Other current financial assets	611,974	56,851,733	209,951	57,673,658

Cash and cash equivalents	113,865,299	—	—	113,865,299

Total	139,533,428	56,851,733	209,951	196,595,112

	31 December 2020
(In Euros)	Financial assets measured at amortized cost	Financial assets measured at FVTPL	Financial assets measured at FVTOCI	Total

Customer sales and services	7,872,189	—	—	7,872,189
Other receivables	516,834	—	—	516,834
Loans to employees	119,538	—	—	119,538
Receivables from Joint Venture	475,565	—	—	475,565

Trade and other financial receivables	8,984,126	—	—	8,984,126
Loans granted to Joint Venture	474,174	—	—	474,174
Guarantee deposit	390,598	—	—	390,598

Non-current financial assets	864,772	—	—	864,772
Guarantee deposit	118,945	—	—	118,945
Financial investments	—	—	239,379	239,379

Other current financial assets	118,945	—	239,379	358,324
Cash and cash equivalents	22,338,021	—	—	22,338,021

Total	32,305,864	—	239,379	32,545,243

Summary of Loans and borrowings
A.	Loans and borrowings

	31 December 2021		31 December 2020
(In Euros)	Non- current	Current	Non- current	Current

Loans and borrowings	17,577,451	33,768,839	9,744,462	12,627,970
Derivative warrant liabilities	—	83,251,712	—	—
Convertible bonds	—	—	26,145,982	—
Lease liabilities (see note 9)	18,172,444	1,537,312	3,433,236	684,105
Put option liability (see note 6)	3,776,438	—	6,338,520	—

Total	39,526,333	118,557,863	45,662,200	13,312,075

Summary of Details of loan and borrowings

(In Euros)			31 December 2021
Company	Currency	Effective interest rate	Less than 1 year	1 to 3 years	Over 3 years	Total

Bank loans
Fixed rate loan	EUR	1.55% - 3.85%	13,739,369	1,584,438	485,363	15,809,170
Floating rate loan	EUR	Euribor + 1.35% - 4%	19,514,084	781,712	—	20,295,796
Covenant Loan	EUR	1.85%	88,603	316,608	574,700	979,911
Covenant Loan	EUR	7.70%	360,471	4,171,231	8,825,079	13,356,781

Total			33,702,527	6,853,989	9,885,142	50,441,658

Borrowings
Fixed rate loan	EUR	0%	66,312	97,624	740,696	904,632

Total			66,312	97,624	740,696	904,632

Total			33,768,839	6,951,613	10,625,838	51,346,290

(In Euros)			31 December 2020
Company	Currency	Effective interest rate	Less than 1 year	1 to 3 years	Over 3 years	Total

Bank loans
Fixed rate loan	EUR	1.55% - 5.20%	5,106,730	2,083,369	972,577	8,162,676
Fixed rate loan	NOK	4.00%	631	—	—	631
Fixed rate loan	USD	0.00%	95,719	—	—	95,719
Floating rate loan	EUR	Euribor + 1.35% - 4.75%	7,124,890	3,812,736	1,543,485	12,481,111
Covenant Loan	EUR	Euribor + 4%	300,000	600,000	300,000	1,200,000

Total			12,627,970	6,496,105	2,816,062	21,940,137

Borrowings
Fixed rate loan	EUR	0.00% - 6.00%	—	150,407	281,888	432,295

Total			—	150,407	281,888	432,295

Total			12,627,970	6,646,512	3,097,950	22,372,432

Summary of Details of the maturities, by year, of the principals and interest
Details of the maturities, by year, of the principals and interest of the loans and borrowings at 31 December are as follows:

(In Euros)	31 Dec 2021	31 Dec 2020

2021	—	12,829,118
2022	34,826,436	2,004,894
2023	3,220,015	4,853,426
2024	5,499,469	1,561,206
2025	4,170,302	1,405,304
2026	3,870,419	—
More than five years	3,570,630	245,279

Total	55,157,271	22,899,227

Summary of Movement in the derivative warrant liabilities
Movement in the derivative warrant liabilities for the year ended 31 December 2021 is summarized as follows:

	Public Warrant		Private Warrant		Total
	Number of warrants	Euros	Number of warrants	Euros	Number of warrants	Euros
At 30 September 2021	—	—	—	—	—	—
Issuance of Public and Private Warrants on Transaction date	5,750,000	5,674,622	8,933,333	8,816,224	14,683,333	14,490,846
Public Warrants exercised on 23 November 2021	(43,028)	(188,262)	—	—	(43,028)	(188,262)
Public Warrants exercised on 21 December 2021	(1,000)	(4,375)	—	—	(1,000)	(4,375)
Change in fair value of derivative warrant liabilities	—	19,404,153	—	49,549,350	—	68,953,503

At 31 December 2021	5,705,972	24,886,138	8,933,333	58,365,574	14,639,305	83,251,712

Summary of Reconciliation of movements of liabilities to cash flows
Reconciliation of movements of liabilities to cash flows arising from financing activities

(In Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Convertible bonds	Total

Balance at 1 January 2021	22,372,432	—	4,117,341	26,145,982	52,635,755

Proceeds from loans	204,677,218	—	—	—	204,677,218
Proceeds from borrowings	124,470	—	—	—	124,470
Proceeds from warrants (Public and Private)	—	—	—	—	—
Proceeds from convertible bonds	—	—	—	34,550,000	34,550,000
Principal paid on lease liabilities	—	—	(828,036)	—	(828,036)
Interest paid on lease liabilities	—	—	(631,362)	—	(631,362)
Repayments of loans	(176,323,519)	—	—	—	(176,323,519)
Repayments of borrowings	(87,342)	—	—	—	(87,342)
Interest and bank fees paid	(3,046,838)	—	—	—	(3,046,838)
Interest paid on convertible bonds	—	—	—	(996,767)	(996,767)
Other payments	(296,863)	—	—	—	(296,863)

Total changes from financing cash flows	25,047,126	—	(1,459,398)	33,553,233	57,140,961

The effect of changes in foreign exchange rates	—	—	(2,407)	—	(2,407)

Issuance of Public and Private
Warrants on Transaction date	—	14,490,846	—	—	14,490,846
Public Warrants exercised	—	(192,637)	—	—	(192,637)
Change in fair value of derivative warrant liabilities	—	68,953,503	—	—	68,953,503
Valuation of convertible bonds	—	—	—	25,490,981	25,490,981
Conversion of convertible bonds and convertible note	—	—	—	(87,105,347)	(87,105,347)
New leases	—	—	16,422,858	—	16,422,858
Interest accrual	470,177	—	—	(470,177)	—
Governmental loan to re c eive	364,847	—	—	—	364,847
Capital Increases	—	—	—	—	—
Interest and bank fees expenses	3,091,708	—	631,362	2,385,328	6,108,398

Total liability-related other changes	3,926,732	83,251,712	17,054,220	(59,699,215)	44,533,449

Balance at 31 December 2021	51,346,290	83,251,712	19,709,756	—	154,307,758

(In Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Convertible bonds	Total
Balance at 1 January 2020	11,776,279	—	4,012,759	—	15,789,038

Proceeds from loans and borrowings	37,013,246	—	—	—	37,013,246
Proceeds from convertible bonds	—	—	—	25,880,000	25,880,000
Principal paid on lease liabilities	—	—	(467,207)	—	(467,207)
Interest paid on lease liabilities	—	—	(106,837)	—	(106,837)
Repayments of loans and borrowings	(26,119,269)	—	—	—	(26,119,269)
Interest paid	(461,687)	—	—	—	(461,687)
Other payments	(5,942)	—	—	—	(5,942)

Total changes from financing cash flows	10,426,348	—	(574,044)	25,880,000	35,732,304

The effect of changes in foreign exchange rates	—	—	(5,871)	—	(5,871)

New leases	—	—	577,660	—	577,660
Capital Increases	(364,233)	—	—	—	(364,233)
Interest expenses	534,038	—	106,837	265,982	906,857

Total liability-related other changes	169,805	—	684,497	265,982	1,120,284

Balance at 31 December 2020	22,372,432	—	4,117,341	26,145,982	52,635,755

(In Euros)	Loans and borrowings	Warrants	Leases	Convertible bonds	Total
Balance at 1 January 2019	5,012,897	—	785,672	—	5,798,569

Proceeds from loans and borrowing	20,497,221	—	—	—	20,497,221
Proceeds from shareholders loan	1,000,000	—	—	—	1,000,000
Principal paid on lease liabilities	—	—	(263,058)	—	(263,058)
Interest paid on lease liabilities	—	—	(38,495)	—	(38,495)
Repayments of loans and borrowin g	(13,903,050)	—	—	—	(13,903,050)
Interest paid	(192,312)	—	—	—	(192,312)
Other payments	(2,032)	—	—	—	(2,032)

Total changes from financing cash flows	7,399,827	—	(301,553)	—	7,098,274

New leases	—	—	3,490,145	—	3,490,145
Capital increases	(837,367)	—	—	—	(837,367)
Interest expenses	200,922	—	38,495	—	239,417

Total liability-related other changes	(636,445)	—	3,528,640	—	2,892,195

Balance at 31 December 2019	11,776,279	—	4,012,759	—	15,789,038

Summary of Trade and other payables
Trade and other payables
Details of trade and other payables at 31 December 2021 and 2020 are as follows:

(In Euros)	31 Dec 2021	31 Dec 2020

Suppliers	40,573,427	8,126,332
Various payables	351,000	—
Personnel (salaries payable)	3,255,208	554,906
Customer advances	110,889	218,199

Total	44,290,524	8,899,437